Unaudited Condensed Consolidated Statements of Shareholders’ Equity/(Deficit) ¥ in Thousands, $ in Thousands	Class A Ordinary Shares CNY (¥) shares	Class A Ordinary Shares USD ($) shares	Class B Ordinary Shares CNY (¥) shares	Class B Ordinary Shares USD ($) shares	Treasury shares CNY (¥) shares	Treasury shares USD ($) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Accumulated Deficit CNY (¥)	Accumulated Deficit USD ($)	Accumulated Other (Loss) Income CNY (¥)	Accumulated Other (Loss) Income USD ($)	Total Fresh2 Group Limited Shareholders’ Equity (Deficit) CNY (¥)	Total Fresh2 Group Limited Shareholders’ Equity (Deficit) USD ($)	Non-controlling interest CNY (¥)	Non-controlling interest USD ($)	CNY (¥) shares	USD ($) shares
Balance at June 30, 2023 (US$) (in Dollars)	¥ 1,096		¥ 185				¥ 465,334		¥ (475,646)		¥ 4,532		¥ (4,499)		¥ 5,817		¥ 1,318
Balance at June 30, 2023 (US$) (in Shares) | shares	16,604,402	16,604,402	2,773,100	2,773,100
Balance at Dec. 31, 2021	¥ 1,096		¥ 185				465,334		(475,646)		4,532		(4,499)		5,817		1,318
Balance (in Shares) at Dec. 31, 2021 | shares	16,604,402	16,604,402	2,773,100	2,773,100
Net loss									(48,075)				(48,075)		(740)		(48,815)
Issuance of shares in private placements, net of offering costs	¥ 961						30,028						30,989				30,989
Issuance of shares in private placements, net of offering costs (in Shares) | shares	14,382,693	14,382,693
Issuance shares for exercise of share option	¥ 27						(27)
Issuance shares for exercise of share option (in Shares) | shares	417,702	417,702
Issuance shares reserved for convertible loan	¥ 381						(381)
Issuance shares reserved for convertible loan (in Shares) | shares	6,000,000	6,000,000
Issuance shares for service	¥ 13						(13)
Issuance shares for service (in Shares) | shares	187,094	187,094
Shares issued in private placement, cancelled subsequently																	30,989
Conversion of convertible loans							27,739						27,739				27,739
Share based compensation							4,528						4,528				4,528
Foreign currency translation differences											(162)		(162)				(162)
Balance at Jun. 30, 2022	¥ 2,478		¥ 185				527,208		(523,721)		4,370		10,520		5,077		15,597
Balance (in Shares) at Jun. 30, 2022 | shares	37,591,891	37,591,891	2,773,100	2,773,100
Balance at June 30, 2023 (US$) (in Dollars)	¥ 2,478		¥ 185				527,208		(523,721)		4,370		10,520		5,077		15,597
Balance at June 30, 2023 (US$) (in Shares) | shares	37,591,891	37,591,891	2,773,100	2,773,100
Balance at June 30, 2023 (US$) (in Dollars)	¥ 5,494		¥ 240		¥ (11,003)		564,869		(577,539)		4,263		(13,676)		4,272		(9,404)
Balance at June 30, 2023 (US$) (in Shares) | shares	79,536,589	79,536,589	3,573,100	3,573,100	(12,492,283)	(12,492,283)
Balance at Dec. 31, 2022	¥ 5,494		¥ 240		¥ (11,003)		564,869		(577,539)		4,263		(13,676)		4,272		(9,404)
Balance (in Shares) at Dec. 31, 2022 | shares	79,536,589	79,536,589	3,573,100	3,573,100	(12,492,283)	(12,492,283)
Net loss									(70,764)				(70,764)		(641)		(71,405)	$ (9,847)
Issuance of shares in private placements, net of offering costs	¥ 4,355						77,541						81,896				81,896
Issuance of shares in private placements, net of offering costs (in Shares) | shares	62,885,707	62,885,707
Issuance shares for exercise of share option	¥ 46						182						228				228
Issuance shares for exercise of share option (in Shares) | shares	663,900	663,900
Issuance shares for exercise of warrants	¥ 528						6,383						6,911				6,911
Issuance shares for exercise of warrants (in Shares) | shares	7,584,900	7,584,900
Issuance shares for acquisition	¥ 2,174						66,788						68,962				68,962
Issuance shares for acquisition (in Shares) | shares	31,891,652	31,891,652
Issuance shares for service	¥ 243						6,142						6,385				¥ 6,385
Issuance shares for service (in Shares) | shares	3,500,000	3,500,000															3,822,853	3,822,853
Shares issued in private placement, cancelled subsequently	¥ 178						(178)										¥ 81,643	$ 11,259
Shares issued in private placement, cancelled subsequently (in Shares) | shares	2,500,000	2,500,000
Canceled treasure shares	¥ (837)				¥ 11,003		(10,166)
Canceled treasure shares (in Shares) | shares	(12,492,283)	(12,492,283)			12,492,283	12,492,283
Share based compensation							3,766						3,766				3,766
Disposition of Changwei															15,909		15,909
Foreign currency translation differences											8,816		8,816				8,816
Balance at Jun. 30, 2023	¥ 12,181	$ 1,680	¥ 240	$ 33			715,327	$ 98,648	(648,303)	$ (89,405)	13,079	$ 1,804	92,524	$ 12,760	19,540	$ 2,695	112,064	15,455
Balance (in Shares) at Jun. 30, 2023 | shares	176,070,465	176,070,465	3,573,100	3,573,100
Balance at June 30, 2023 (US$) (in Dollars)	¥ 12,181	$ 1,680	¥ 240	$ 33			¥ 715,327	$ 98,648	¥ (648,303)	$ (89,405)	¥ 13,079	$ 1,804	¥ 92,524	$ 12,760	¥ 19,540	$ 2,695	¥ 112,064	$ 15,455
Balance at June 30, 2023 (US$) (in Shares) | shares	176,070,465	176,070,465	3,573,100	3,573,100